Fees and Expenses - INCOME FUND OF AMERICA	Sep. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds and Capital Group KKR Public-Private+ Funds (collectively “Capital Group Funds”) ($250,000 for Class 529-A shares). More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 38 of the prospectus and on page 89 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds and Capital Group KKR Public-Private+ Funds (collectively “Capital Group Funds”) ($250,000 for Class 529-A shares).
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder fees (fees paid directly from your investment)
Share class:	A	529-A	C and 529-C	529-E	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	3.50%	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00*	1.00*	1.00%	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none

Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Annual Fund Operating Expenses [Table]

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Share class:	A	C	F-1	F-2	F-3	529-A
Management fees	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%
Distribution and/or service (12b-1) fees	0.25	0.99	0.25	none	none	0.23
Other expenses	0.09	0.09	0.16	0.15	0.04	0.13
Total annual fund operating expenses	0.56	1.30	0.63	0.37	0.26	0.58

Share class:	529-C	529-E	529-F-2	529-F-3	R-1	R-2
Management fees	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%
Distribution and/or service (12b-1) fees	1.00	0.50	none	none	1.00	0.75
Other expenses	0.13	0.11	0.12	0.09	0.13	0.38
Total annual fund operating expenses	1.35	0.83	0.34	0.31	1.35	1.35

Share class:	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%
Distribution and/or service (12b-1) fees	0.60	0.50	0.25	none	none	none
Other expenses	0.24	0.19	0.14	0.19	0.08	0.04
Total annual fund operating expenses	1.06	0.91	0.61	0.41	0.30	0.26

*  A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the fee waiver and/or expense reimbursement described above (if any) through the expiration of such waiver and/or reimbursement and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]

Share class:	A	C	F-1	F-2	F-3	529-A	529-C	529-E	529-F-2	529-F-3	R-1	R-2
1 year	$629	$232	$64	$38	$27	$407	$237	$85	$35	$32	$137	$137
3 years	744	412	202	119	84	529	428	265	109	100	428	428
5 years	870	713	351	208	146	662	739	460	191	174	739	739
10 years	1,236	1,364	786	468	331	1,050	1,127	1,025	431	393	1,624	1,624

Share class:	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$108	$93	$62	$42	$31	$27		1 year	$132	$137
3 years	337	290	195	132	97	84		3 years	412	428
5 years	585	504	340	230	169	146		5 years	713	739
10 years	1,294	1,120	762	518	381	331		10 years	1,364	1,127

Expense Example, No Redemption, By Year, Caption [Text]	For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Expense Example, No Redemption [Table]

Share class:	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$108	$93	$62	$42	$31	$27		1 year	$132	$137
3 years	337	290	195	132	97	84		3 years	412	428
5 years	585	504	340	230	169	146		5 years	713	739
10 years	1,294	1,120	762	518	381	331		10 years	1,364	1,127

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 77% of the average value of its portfolio.

Portfolio Turnover, Rate	77.00%